Acquisitions of businesses	12 Months Ended
Dec. 31, 2021
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
24. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions of businesses:
(USD millions)	2021	2020	2019

Property, plant and equipment		26	44

Right-of-use assets		32

Currently marketed products	292	196	3 550

Acquired research and development	262	8 600	342

Other intangible assets	98	218	22

Deferred tax assets	28	476	60

Non-current financial and other assets		49	8

Inventories		84	195

Trade receivables and financial and other current assets	1	109	4

Cash and cash equivalents	10	76

Deferred tax liabilities	-74	-1 977	-107

Current and non-current financial debts	-1	-32	-2

Current and non-current lease liabilities		-44

Trade payables and other liabilities	-4	-144	-178

Net identifiable assets acquired	612	7 669	3 938

Acquired cash and cash equivalents	-10	-76

Non-controlling interests	-105

Goodwill	238	2 580	186

Net assets recognized as a result of acquisitions of businesses	735	10 173	4 124

Note 2 details significant acquisitions of businesses, specifically, the acquisition of the cephalosporin antibiotics business from GSK in 2021; The Medicines Company and the Japanese business of AGI in 2020 and Xiidra and IFM Tre, Inc. in 2019. The goodwill arising out of these acquisitions is attributable to the buyer-specific synergies, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. Goodwill of USD 107 million in 2021 (2020: USD 74 million; 2019: USD 98 million) is tax deductible.